Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments in Associates and Joint Ventures	Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2020	$1,071	$8	$1,079
Contributions	11	1	12
Changes in foreign exchange rates	(22)	—	(22)
Share of income (loss)	1	(2)	(1)
Other	—	(1)	(1)
At December 31, 2020	$1,061	$6	$1,067
Contributions	5	—	5
Changes in foreign exchange rates	(4)	(1)	(5)
Share of loss	(3)	—	(3)
Other	—	(4)	(4)
At December 31, 2021	$1,059	$1	$1,060